SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information [Abstract]
Property, plant and equipment in accounts payable and accrued liabilities	$ 0	$ 28,280	$ 97,180
Interest paid	9,054	9,088	737
Income taxes paid (recovered)	$ 342,000	$ 229,233	$ 487,206